DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	9 Months Ended
Dec. 31, 2025
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

SL Science Holding Limited (the “Company” or “PubCo”) was incorporated in the Cayman Islands as an exempted company limited by shares on March 18, 2025, and wholly-owned by SL BIO Ltd., a Cayman Islands exempted company limited by shares (“SL Bio”), with the initial authorized and issued share capital of $50,000 divided into 50,000 common shares at the par value of $1.00 each. The Company has not commenced any operations since its formation. The Company was incorporated solely for the purpose of completing the transactions contemplated by the Business Combination Agreement and Plan of Reorganization, dated May 9, 2025 (as may be further amended, supplemented, or otherwise modified from time to time, the “Business Combination Agreement”).

The parties to the Business Combination Agreement include (i) PubCo, (ii) Horizon Space Acquisition II Corp., a Cayman Islands exempted company limited by shares (“HSPT”), (iii) CW Mega Limited, a Cayman Islands exempted company limited by shares and a wholly-owned subsidiary of PubCo (“Merger Sub I”), (iv) WW Century Limited, a Cayman Islands exempted company limited by shares and a wholly-owned subsidiary of PubCo (“Merger Sub II”), and (v) SL Bio, pursuant to which, among other things, (i) Merger Sub I will merge with and into HSPT, with HSPT as the surviving entity and a wholly-owned subsidiary of PubCo (the “First Merger”), and (ii) following the First Merger, Merger Sub II will merge with and into SL Bio, with SL Bio as the surviving entity and a wholly-owned subsidiary of PubCo (the “Second Merger,” and together with the First Merger and the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).

Upon the consummation of the Business Combination, each of HSPT and SL Bio will become a subsidiary of PubCo, and HSPT’s shareholders and SL Bio’s shareholders will receive common shares of par value of $0.00001 each of PubCo (“PubCo Common Shares”). The closing date of each of the First Merger and the Second Merger is hereinafter referred to as the “First Closing Date” and the “Second Closing Date” respectively. The Company expects PubCo Common Shares be listed and traded on the Nasdaq Stock Market LLC (“Nasdaq”) following the consummation of the Business Combination. However, the consummation of the transactions contemplated by the Business Combination Agreement is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.